Average Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2025 Fund	May 30, 2023
Fidelity Advisor Freedom Blend 2025 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(17.14%)
Since Inception	3.42%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F0551
Average Annual Return:
Past 1 year	(16.51%)
Since Inception	3.34%	[1]

[1]	A From August 31, 2018